PLAN DESCRIPTION - Forfeitures and Payments of Benefits (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PLAN DESCRIPTION
Total unapplied forfeiture	$ 61	$ 3
Participant age for withdrawal from account balance	59 years 6 months